April 17, 2007
VIA EDGAR AND OVERNIGHT DELIVERY
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention:	Jennifer Gowetski, Esq.

Re:	Liveworld, Inc.
Registration Statement on Form 10-SB
File No. 000-26657
Initially Filed March 21, 2007
Ladies and Gentlemen:
     On behalf of Liveworld, Inc. (“Liveworld”), we submit this letter to the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in connection with the Registration Statement on Form 10-SB (File No. 000-26657) originally filed with the Commission on March 21, 2007 (“Registration Statement”).
     On behalf of Liveworld, we are concurrently filing via EDGAR Amendment No. 1 to the Registration Statement (“Amendment No. 1”), and for the convenience of the Staff, we are providing copies of this letter and marked copies of Amendment No. 1 to Ms. Gowetski by overnight delivery. Amendment No. 1 as filed via EDGAR is marked as specified in Item 310 of Regulation S-T.
     Pursuant to Rule 12b-15, Amendment No. 1 is filed herewith to update certain information since the time of the filing of the initial Registration Statement. Liveworld confirms that no additional material changes were made in Amendment No. 1 for reasons other than: (i) to update the table in Item 4; (ii) to update certain information excluded in Item 7; (iii) to update Part III, Item 1. Index to Exhibits; and (iv) to file additional exhibits and to seek confidential treatment for portions of certain exhibits.

Securities and Exchange Commission
Re: Liveworld
April 17, 2007

     Please direct your questions or comments to John Turner of this office (650-565-3599) or me (650-849-3124). In addition, we would request that you provide a facsimile of any additional comments you may have to Mr. Turner and me at 650-493-6811. Thank you for your assistance.
Very truly yours,
WILSON SONSINI GOODRICH & ROSATI
Professional Corporation
Michael Post

cc:	Peter Friedman
David Houston
Page Mailliard, Esq.